Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Changes In Asset Retirement Obligations

	Oyu Tolgoi	Ivanhoe Australia (a)	SouthGobi	Total
Balance, December 31, 2010	$5,618	$32,585	$2,635	$40,838

Additions and changes in estimates	8,901	(7,738)	2,863	4,026
Unrealized foreign exchange	—	(5)	—	(5)
Accretion expense	414	—	280	694

Balance, December 31, 2011	$14,933	$24,842	$5,778	$45,553

Additions and changes in estimates	74,871	2,646	(1,619)	75,898
Unrealized foreign exchange	—	464	—	464
Accretion expense	2,218	2,262	517	4,997

Balance, December 31, 2012	$92,022	$30,214	$4,676	$126,912

(a)	As at December 31, 2012, other assets included $24.1 million (December 31, 2011 - $23.8 million) held in restricted deposits that are legally restricted for the purpose of settling Ivanhoe Australia’s asset retirement obligations.